Changes in Accumulated Other Comprehensive Loss (AOCL) by Component (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance, 2012	(2,768)	[1]	(2,736)	[1]
Other comprehensive income (loss) before reclassifications	1,126	[1]	(196)	[1]
Amounts reclassified from accumulated other comprehensive loss	139	[1]	164	[1]
Net current-period other comprehensive income (loss)	1,265	[1]	(32)	[1]	(650)
Closing balance, 2012	(1,503)	[1]	(2,768)	[1]	(2,736)	[1]
Foreign currency net of hedging activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance, 2012	74	[1]	72	[1]
Other comprehensive income (loss) before reclassifications	31	[1]	2	[1]
Net current-period other comprehensive income (loss)	31	[1]	2	[1]
Closing balance, 2012	105	[1]	74	[1]
Derivatives and other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance, 2012	(14)	[1]	(20)	[1]
Other comprehensive income (loss) before reclassifications	17	[1]	1	[1]
Amounts reclassified from accumulated other comprehensive loss	(18)	[1]	5	[1]
Net current-period other comprehensive income (loss)	(1)	[1]	6	[1]
Closing balance, 2012	(15)	[1]	(14)	[1]
Pension and post- retirement defined benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Opening balance, 2012	(2,828)	[1],[2]	(2,788)	[1],[2]
Other comprehensive income (loss) before reclassifications	1,078	[1],[2]	(199)	[1],[2]
Amounts reclassified from accumulated other comprehensive loss	157	[1],[2]	159	[1],[2]
Net current-period other comprehensive income (loss)	1,235	[1],[2]	(40)	[1],[2]
Closing balance, 2012	(1,593)	[1],[2]	(2,828)	[1],[2]

[1]	Amounts are presented net of tax.
[2]	Amounts reclassified from accumulated other comprehensive loss 2013 2012 Amortization of prior service costs(2) (57) 2 Recognition of net actuarial loss(2) 272 214 Total before income tax $ 215 $ 216 Income tax recovery (58) (57) Net of income tax $ 157 $ 159